Related party disclosures - Narrative (Details)					1 Months Ended	6 Months Ended
	Mar. 05, 2021 USD ($)	Mar. 05, 2021 EUR (€)	May 15, 2020 USD ($)	Aug. 31, 2019 USD ($)	May 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Mar. 05, 2021 EUR (€)	Sep. 30, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2016 USD ($)	Apr. 30, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Conversion of convertible debts (Note 15)			$ 2,200,000		$ 2,200,000	$ 17,672,000
Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Share capital of the Company				9.90%
Research Project Financing, BPI France | Government grant advances and loans
Disclosure of transactions between related parties [line items]
Notional amount	$ 6,673,000						€ 5,615,000
Research Project Financing, BPI France | First Instalment | Government grant advances and loans
Disclosure of transactions between related parties [line items]
Proceeds received from long-term projects	1,670,000	€ 1,404,000
Research Project Financing, BPI France | Second Instalment | Government grant advances and loans
Disclosure of transactions between related parties [line items]
Proceeds received from long-term projects	3,337,000	2,808,000
Research Project Financing, BPI France | Third Instalment | Government grant advances and loans
Disclosure of transactions between related parties [line items]
Proceeds received from long-term projects	$ 1,667,000	€ 1,403,000
2015 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount								$ 4,500,000			$ 12,000,000
Fair value of convertible note						$ 4,700,000
2016 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount										$ 6,000,000
2019-1 notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount									$ 3,000,000
2019-2 notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount				$ 5,000,000